Organization and Principal Activities - Schedule of Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 05, 2007
Place of Incorporation	PRC
Percentage of Effective Ownership	51.16% [1]
Principal Activities	Auto eInsurance service
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 11, 2009
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Technology services
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Apr. 26, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 08, 2013
Place of Incorporation	PRC
Percentage of Effective Ownership	84.52%
Principal Activities	Auto service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Nov. 22, 2012
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Holding company
Jiangxi Jiayi Auto Insurance Agency Co., Ltd. (“Jiangxi Jiayi”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Nov. 05, 2025
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Auto eInsurance service

[1]	On July 18, 2025, the People’s Court of Songjiang District, Shanghai, issued a judgment to revoke, within the amount of the creditor’s rights confirmed in the civil mediation agreement in favor of the plaintiff, the equity transfer of SunCar Online by the defendant, Zhejiang Shengling Automotive Service Co., Ltd. (formerly known as Shengda Automobile Service Group Co. Limited, or “Shengda Group”), to Shanghai Feiyou, and ordered the restoration of the equity ownership. Shanghai Feiyou subsequently filed an appeal against the judgment.